Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) uSDollarPerShare	Dec. 31, 2024 USD ($) uSDollarPerShare	Dec. 31, 2023 USD ($) uSDollarPerShare	Dec. 31, 2022 USD ($) uSDollarPerShare	Dec. 31, 2021 USD ($) uSDollarPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to non-PEO Named Executive Officers(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)(5)	Core ABV per Share(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2025	$13,841,716	$14,466,768	$5,933,117	$5,862,896	$311	$201	$543	$186
2024	$14,933,252	$25,665,738	$4,538,512	$5,886,320	$306	$176	$392	$170
2023	$13,477,512	$26,808,821	$3,765,333	$5,379,798	$251	$134	$761	$156
2022	$13,606,009	$28,885,520	$3,662,609	$6,060,272	$205	$119	$137	$142
2021	$14,536,062	$23,817,693	$4,277,028	$5,930,256	$162	$136	$419	$130

Company Selected Measure Name	ABV per share
Named Executive Officers, Footnote	The PEO for each year reported is Dominic J. Frederico. The non-PEO named executive officers for each year reported are as follows:
•2024 and 2025: Robert A. Bailenson, Ling Chow, Benjamin G. Rosenblum, Stephen Donnarumma
•2023: Robert A. Bailenson, Ling Chow, Stephen Donnarumma, Holly Horn
•2022: Robert A. Bailenson, Ling Chow, David A. Buzen, Stephen Donnarumma
	•2021: Robert A. Bailenson, Ling Chow, David A. Buzen, Russell B. Brewer II
Peer Group Issuers, Footnote	Represents the cumulative TSR of the Russell Midcap Index - Financials for the measurement period December 31, 2020 through December 31 of the year indicated. The Russell Midcap Index - Financials is the peer group used by our Company for purposes of the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 13,841,716	$ 14,933,252	$ 13,477,512	$ 13,606,009	$ 14,536,062
PEO Actually Paid Compensation Amount	$ 14,466,768	25,665,738	26,808,821	28,885,520	23,817,693
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the "Summary Compensation Table" totals to determine "compensation actually paid" as reported in the "Pay versus Performance Table" above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the non-PEO named executive officers, who we refer to as Other NEOs in the following table):

Year	Executive(s)	"Summary Compensation Table" Total	Deduct Share Award Included in "Summary Compensation Table"	Add Year-end Value of Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	"Pay versus Performance Table" Compensation Actually Paid
2025	PEO	$13,841,716	$(9,413,231)	$6,068,332	$3,663,238	$306,713	$14,466,768
	Other NEOs	$5,933,117	$(3,270,766)	$2,489,011	$677,074	$34,460	$5,862,896
2024	PEO	$14,933,252	$(9,995,624)	$6,540,597	$10,842,696	$3,344,817	$25,665,738
	Other NEOs	$4,538,512	$(1,713,576)	$1,121,276	$1,500,807	$439,301	$5,886,320
2023	PEO	$13,477,512	$(8,112,953)	$7,848,517	$13,530,338	$65,407	$26,808,821
	Other NEOs	$3,765,333	$(1,195,033)	$1,156,084	$1,645,336	$8,078	$5,379,798
2022	PEO	$13,606,009	$(8,661,779)	$7,576,157	$13,873,696	$2,491,437	$28,885,520
	Other NEOs	$3,662,609	$(1,252,978)	$1,095,933	$2,149,270	$405,438	$6,060,272
2021	PEO	$14,536,062	$(9,239,643)	$10,089,728	$6,588,781	$1,842,765	$23,817,693
	Other NEOs	$4,277,028	$(1,658,182)	$1,810,742	$1,168,687	$331,981	$5,930,256

Non-PEO NEO Average Total Compensation Amount	$ 5,933,117	4,538,512	3,765,333	3,662,609	4,277,028
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,862,896	5,886,320	5,379,798	6,060,272	5,930,256
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the "Summary Compensation Table" totals to determine "compensation actually paid" as reported in the "Pay versus Performance Table" above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the non-PEO named executive officers, who we refer to as Other NEOs in the following table):

Year	Executive(s)	"Summary Compensation Table" Total	Deduct Share Award Included in "Summary Compensation Table"	Add Year-end Value of Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	"Pay versus Performance Table" Compensation Actually Paid
2025	PEO	$13,841,716	$(9,413,231)	$6,068,332	$3,663,238	$306,713	$14,466,768
	Other NEOs	$5,933,117	$(3,270,766)	$2,489,011	$677,074	$34,460	$5,862,896
2024	PEO	$14,933,252	$(9,995,624)	$6,540,597	$10,842,696	$3,344,817	$25,665,738
	Other NEOs	$4,538,512	$(1,713,576)	$1,121,276	$1,500,807	$439,301	$5,886,320
2023	PEO	$13,477,512	$(8,112,953)	$7,848,517	$13,530,338	$65,407	$26,808,821
	Other NEOs	$3,765,333	$(1,195,033)	$1,156,084	$1,645,336	$8,078	$5,379,798
2022	PEO	$13,606,009	$(8,661,779)	$7,576,157	$13,873,696	$2,491,437	$28,885,520
	Other NEOs	$3,662,609	$(1,252,978)	$1,095,933	$2,149,270	$405,438	$6,060,272
2021	PEO	$14,536,062	$(9,239,643)	$10,089,728	$6,588,781	$1,842,765	$23,817,693
	Other NEOs	$4,277,028	$(1,658,182)	$1,810,742	$1,168,687	$331,981	$5,930,256

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
The following graphs show the relationship between executive compensation actually paid and, respectively, Core ABV per share, TSR, and net income, as well as the relationship between TSR and peer group TSR.

Total Shareholder Return Vs Peer Group
Tabular List, Table	•Core ABV per share •Core Operating income per diluted share •Core Operating ROE •Core Operating shareholders’ equity per share •PVP •Relative TSR
Total Shareholder Return Amount	$ 311	306	251	205	162
Peer Group Total Shareholder Return Amount	201	176	134	119	136
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 543,000,000	$ 392,000,000	$ 761,000,000	$ 137,000,000	$ 419,000,000
Company Selected Measure Amount | uSDollarPerShare	186	170	156	142	130
PEO Name	Dominic J. Frederico
Additional 402(v) Disclosure	Represents our Company's cumulative TSR for the measurement period December 31, 2020 through December 31 of the year indicated.Represents "Net Income (loss)" in our Company's Consolidated Income Statements included in our Annual Report on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Given the methodology for calculating compensation actually paid and the large component of multi-year equity awards in our executive compensation program, the movement of the price of our Common Shares over the relevant year has a large impact on the calculation of compensation actually paid to our CEO and our other named executive officers as a group during that year. Additionally, we provide our CEO and our other named executive officers their short-term and long-term incentive awards in the February following the year for which their performance is measured in making those awards, further obscuring a relationship between the performance measures and calculated compensation actually paid in the graphs above.
	Core ABV per share is a measure of the intrinsic value of our Company on a per share basis, so an increase in Core ABV per share reflects the building of value for our shareholders. TSR captures the view of the equity markets to our efforts. The graphs above demonstrate some correlation between these measures and the calculated compensation actually paid. On the other hand, as described in the Compensation Discussion and Analysis — Executive Compensation Program Structure and Process, the nature of the accounting model for the financial guaranty business, where only approximately 5% of the premiums we earned in 2025 related to new financial guaranty policies we wrote in 2025, shows how little impact activity in our core insurance business has on our net income in a given year, and the graph above demonstrates little correlation between net income and calculated compensation actually paid.
Measure:: 1
Pay vs Performance Disclosure
Name	Core ABV per share
Non-GAAP Measure Description	Our Company-selected measure is Core ABV per share, which is described below.
Measure:: 2
Pay vs Performance Disclosure
Name	Core Operating income per diluted share
Measure:: 3
Pay vs Performance Disclosure
Name	Core Operating ROE
Measure:: 4
Pay vs Performance Disclosure
Name	Core Operating shareholders’ equity per share
Measure:: 5
Pay vs Performance Disclosure
Name	PVP
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,413,231)	$ (9,995,624)	$ (8,112,953)	$ (8,661,779)	$ (9,239,643)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,068,332	6,540,597	7,848,517	7,576,157	10,089,728
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,663,238	10,842,696	13,530,338	13,873,696	6,588,781
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,713	3,344,817	65,407	2,491,437	1,842,765
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,270,766)	(1,713,576)	(1,195,033)	(1,252,978)	(1,658,182)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,489,011	1,121,276	1,156,084	1,095,933	1,810,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,074	1,500,807	1,645,336	2,149,270	1,168,687
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,460	$ 439,301	$ 8,078	$ 405,438	$ 331,981